Stock Options and Warrants (Details 3) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Shares
Unvested Balance, December 31, 2014 | shares	15,720
Repurchase of unvested restricted shares | shares
Vested | shares	(15,720)
Unvested Balance, December 31, 2015 | shares
Weighted- Average Grant Price
Unvested Balance, December 31, 2014 | $ / shares	$ 0.05
Repurchase of unvested restricted shares | $ / shares
Vested | $ / shares	0.05
Unvested Balance, December 31, 2015 | $ / shares